Note 8 - Accrued Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	June 30,
	2024	2023
	(in thousands)
Accrued savings offers	$11,054	$15,739
Accrued program liabilities	9,964	11,012
Accrued customer and product related fees	5,395	6,579
Accrued compensation	4,603	5,299
Return reserve	4,832	5,683
Other accrued liabilities	2,295	1,650
Total accrued liabilities	$38,143	$45,962

Schedule of Return Reserve [Table Text Block]
Return Reserve
(in thousands)
Balance, June 30, 2022	$5,559
Reduction of net revenue	6,785
Payments	(6,661)
Balance, June 30, 2023	5,683
Reduction of net revenue	5,838
Payments	(6,689)
Balance, June 30, 2024	$4,832